SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Presentation Policy	Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp., a financial holding company, principally serving Ohio, Indiana, Kentucky and Illinois, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank. All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.
Use of Estimates, Policy
Use of estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

COVID-19. First Financial's operations and financial results were significantly impacted by the COVID-19 pandemic. The spread of COVID-19 caused significant economic disruption throughout the United States as state and local governments issued stay at home orders and temporarily closed non-essential businesses. The full financial impact from the pandemic is unknown at this time, however prolonged disruption may adversely impact several industries within the Company's geographic footprint and impair the ability of First Financial's customers to fulfill their contractual obligations to the Company. This could cause First Financial to experience a material adverse effect on business operations, asset valuations, financial condition and results of operations. Material adverse impacts may include all or a combination of valuation impairments on First Financial's intangible assets, investments, loans, mortgage servicing rights or counter-party risk derivatives.

Cash and Cash Equivalents, Policy	Cash and due from banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest-bearing balances that are on deposit at other depository institutions.
Investment, Policy
Investment securities. First Financial classifies debt securities into three categories: HTM, trading and AFS. Management classifies investment securities into the appropriate category at the time of purchase and re-evaluates that classification as deemed appropriate.

Investment securities are classified as HTM when First Financial has the positive intent and ability to hold the securities to maturity. HTM securities are recorded at amortized cost.

Investment securities classified as trading are held principally for resale in the near-term and are recorded at fair value. Fair value is determined using quoted market prices. Gains or losses on trading securities, both realized and unrealized, are reported in noninterest income.

Investment securities not classified as either HTM or trading are classified as AFS. AFS securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either HTM or AFS on purchased callable debt securities is adjusted for amortization of premiums to the earliest call date if the call feature meets certain criteria. Otherwise, premiums are amortized to maturity similar to discounts on callable debt securities, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization and accretion are considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are also included in interest income from investment securities in the Consolidated Statements of Income. Realized gains and losses are based on the amortized cost of the security sold using the specific identification method.

Other investments. Other investments include holdings in FRB and FHLB stock, which are both carried at cost as well as equity securities, including class B Visa shares which are carried at fair value. Changes in the fair value of equity securities are recorded in Net gain (loss) on equity securities in the Consolidated Statements of Income.

Financing Receivable, Held-for-sale [Policy Text Block]	Loans held for sale. Loans held for sale consist of residential real estate loans newly originated for the purpose of sale to third parties, and in certain circumstances, loans previously originated that have been specifically identified by management for sale based on predetermined criteria. Loans held for sale are carried at fair value. Any subsequent change in the carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income. First Financial sells loans with servicing retained or released depending on pricing and market conditions.
Finance, Loans and Leases Receivable, Policy
Loans and leases. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs, and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield.

Interest income on loans and leases is recorded on an accrual basis. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed. Any payments received while a loan is classified as nonaccrual are applied as a reduction to the carrying value of the loan. A loan may return to accrual status if collection of future principal and interest payments is no longer doubtful.

Credit Loss, Financial Instrument
Allowance for credit losses - held-to-maturity securities. Management measures expected credit losses on held-to-maturity debt securities on a collective basis by security type. The estimate of expected credit losses considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. Management classifies the held-to-maturity portfolio into the following major security types: Mortgage-backed, CMOs, Obligations of state and other political subdivisions and Other.

Nearly all of the HTM securities held by the Company are issued by U.S. government entities and agencies. These securities are either explicitly or implicitly guaranteed by the U.S. government, are highly rated by major rating agencies and have a long history of no credit losses. The remainder of the Company's HTM securities are non-agency collateralized mortgage obligations and obligations of state and other political subdivisions which currently carry ratings no lower than A+. Accrued interest receivable on held-to maturity debt securities, which totaled $0.4 million and $0.2 million as of December 31, 2022 and 2021, respectively, is excluded by policy election from the estimate of credit losses.

Allowance for credit losses - available-for-sale securities. For AFS debt securities in an unrealized loss position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For debt securities available-for-sale that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security.

If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit loss is recognized in other comprehensive income (loss). Changes in the allowance for credit losses are recorded as provision for credit loss expense. Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met. Accrued interest receivable on AFS debt securities, which totaled $15.9 million and $14.9 million as of December 31, 2022 and 2020, respectively, is excluded from the estimate of credit losses.

Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for credit losses - loans and leases. The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Management's determination of the adequacy of the ACL is based on an assessment of the expected credit losses on loan and leases over their expected life. The ACL is increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full, either through payments from the borrower or a guarantor or from the liquidation of collateral is unlikely. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Any interest that is accrued but not collected is reversed against interest income when a loan is placed on nonaccrual status, which typically occurs prior to charging off all, or a portion, of a loan. The Company made the policy election to exclude accrued interest receivable on loans and leases from the estimate of credit losses.

Management estimates the allowance using relevant available information from both internal and external sources, relating to past events, current conditions and reasonable and supportable forecasts. Historical credit loss experience paired with economic forecasts provide the basis for the quantitatively modeled estimation of expected credit losses. First Financial adjusts its quantitative model, as necessary, to reflect conditions not already considered therein. These adjustments are commonly known as the Qualitative Framework.

First Financial quantitatively models expected credit loss using PD, LGD and EAD over the R&S forecast period, reversion and post-reversion periods.
Utilizing third-party software, First Financial forecasts PD by using a parameterized transition matrix approach. Average transition matrices are calculated over the TTC period, which was defined as the period from December 2007 to December 2016. TTC transition matrices are adjusted under forward-looking macroeconomic expectations to obtain R&S forecasts.
First Financial is not required to develop forecasts over the full contractual term of the financial asset or group of financial assets. Rather, for periods beyond which the entity is able to make or obtain R&S forecasts of expected credit losses, the Company reverts in a straight line manner over a one year period to an average TTC loss level that is reflective of the prepayment adjusted contractual term of the financial asset or group of financial assets. First Financial elected a two year R&S period which is forecasted using econometric data sourced from Moody's, an industry-leading independent third party.

FFB utilizes a non-parametric loss curve approach embedded within a third-party software for estimating LGD. The PD multiplied by LGD produces an expected loss rate that, when calculating the ACL, is applied to contractual loan cash flows, adjusted for expected future rates of principal prepayments.
The Company adjusts its quantitative model for certain qualitative factors to reflect the extent to which management expects current conditions and R&S forecasts to differ from the conditions that existed for the period over which historical information was evaluated. The Qualitative Framework reflects changes related to relevant data, such as changes in asset quality trends, portfolio growth and composition, national and local economic factors, credit policy and administration and other factors not considered in the base quantitative model.

Loans that do not share risk characteristics are evaluated on an individual basis. First Financial will typically evaluate on an individual basis any loans that are on nonaccrual, designated as a TDR, or reasonably expected to be designated as a TDR that are greater than $250,000. When management determines that foreclosure is probable or when repayment is expected to be provided substantially through the operation or sale of underlying collateral, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs, as applicable. For loans evaluated on an individual basis that are not determined to be collateral dependent, a discounted cash flow analysis is performed to determine expected credit losses.

Expected credit losses are estimated over the contractual term of the loans, adjusted for expected prepayments when appropriate. The contractual term excludes expected extensions, renewals and modifications unless either of the following applies: management has a reasonable expectation at the reporting date that a troubled debt restructuring will be executed with an individual borrower or the extension or renewal options are included in the original or modified contract at the reporting date and are not unconditionally cancellable by the Company.

Credit card receivables do not have stated maturities. In determining the estimated life of a credit card receivable, management first estimates the future cash flows expected to be received and then applies those expected future cash flows to the credit card balance.

Significant downturns in circumstances relating to loan quality and economic conditions could result in a requirement for additional allowance. Likewise, an upturn in loan quality and improved economic conditions may allow a reduction in the required allowance. In either instance, unanticipated changes could have a significant impact on results of operations.

Commitments and Contingencies, Policy	Allowance for credit losses - unfunded commitments. First Financial estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for credit losses - unfunded commitments in the Consolidated Statements of Income. The reserve for unfunded commitments is included in Accrued interest and other liabilities on the Consolidated Balance Sheets.First Financial offers a variety of financial instruments including letters of credit and outstanding commitments to extend credit to assist clients in meeting their requirement for liquidity and credit enhancement. GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.First Financial utilizes the same credit policies in issuing commitments and conditional obligations as it does for credit instruments recorded on the Consolidated Balance Sheets. First Financial’s exposure to credit loss in the event of nonperformance by the counterparty is represented by the contractual amounts of those instruments. First Financial estimates credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company in accordance with ASC 326. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated useful life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for credit losses - unfunded commitments in the Consolidated Statements of Income.
Property, Plant and Equipment, Policy	Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are principally computed on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the term of the respective lease or the useful life of the asset. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are expensed as incurred.
Lessor, Leases	Operating Leases. First Financial provides financing for various types of equipment through a variety of leasing arrangements. Operating leases are carried at the aggregate of lease payments plus estimated residual value of the leased equipment, less unearned income. The Company recognizes income over the term of the lease using the constant effective yield method. Lease residual values are reviewed for impairment at least annually. Depreciation expense related to operating lease equipment is recorded in Leasing business expense on the Consolidated Statements of Income.
Bank Owned Life Insurance [Policy Text Block]	Bank-owned life insurance. First Financial purchases and is the owner and beneficiary of life insurance policies on the lives of certain employees . The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value. Changes in the cash surrender value of these policies are recorded in Other noninterest income in the Consolidated Statements of Income.
Goodwill and Intangible Assets, Goodwill, Policy
Goodwill. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and other intangible assets deemed to have indefinite lives are not amortized, but are subject to annual impairment tests. The Company is required to evaluate goodwill for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. First Financial performs its annual impairment test effective October 1, absent events or changes in circumstances that indicate the carrying value of goodwill may not be recoverable.

The Company’s goodwill is accounted for in a single reporting unit representing the consolidated entity. When required, management's quantitative impairment analysis utilizes a discounted cash flow model for the income approach and the market multiple methodology and comparable transaction methodology as the market approach. These valuation methodologies utilize key assumptions that include forecasts of revenues and expenses derived from internal management projections for a period of five years, changes in working capital estimates, company specific discount rate derived from a rate build up approach, externally sourced bank peer group market multiples and externally sourced bank peer group change in control premium, all of which are highly subjective and require significant management judgment. Changes in these key assumptions, as well as downturns in economic or business conditions, could materially affect our estimate of the reporting unit fair value and could affect our conclusion regarding the existence of potential impairment. In 2022, management evaluated goodwill for impairment using a qualitative analysis.
Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess of the purchase price of the acquisition over the fair value of net assets acquired is recorded as goodwill.Goodwill is evaluated for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value. First Financial performed its most recent annual qualitative impairment test as of October 1, 2022 and no impairment was indicated. As of December 31, 2022, no events or changes in circumstances indicated that the fair value of the reporting unit was below its carrying value.
Other intangible assets, Policy
Other intangible assets. Other intangible assets consist primarily of core deposit, customer list, MSR and other miscellaneous intangibles.

CDI represent the estimated value of acquired customer deposit relationships. CDI are recorded at fair value at the date of acquisition and are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their estimated useful lives.

First Financial recorded a customer list intangible asset in conjunction with the Bannockburn and Summit mergers to account for the obligation or advantage on the part of either the Company or the customer to continue pre-existing relationships subsequent to the mergers. Customer list intangible assets are amortized on a straight-line basis over their estimated useful lives.

Other intangible assets also include purchase commissions, non-compete agreements and trade name intangibles.

Mortgage servicing rights are servicing fees First Financial receives from selling fixed and adjustable-rate residential mortgage loans where it obtains servicing responsibilities. In those sales, the First Financial obtained servicing responsibilities and provided certain standard representations and warranties; however, the investors have no recourse to the Company’s other assets for failure of debtors to pay when due. First Financial receives servicing fees based on a percentage of the outstanding balance. Mortgage servicing rights are measured at fair value with changes in fair value reported in Other noninterest income in the Consolidated Statements of Income. The market value of the mortgage servicing rights is estimated by calculating the present value of estimated future net servicing cash flows, taking into consideration actual and expected mortgage loan prepayment rates, discount rates, servicing costs, and other economic factors, which are determined based on current market conditions. The expected and actual rates of mortgage loan prepayments are the most significant factors driving the value of mortgage servicing rights. Increases in mortgage loan prepayments reduce estimated future net servicing cash flows because the life of the underlying loan is reduced. In determining the market value of the mortgage servicing rights, mortgage interest rates, which are used to determine prepayment rates and discount rates, are held constant over the estimated life of the portfolio. Capitalized mortgage servicing rights are reported in other assets and are amortized against noninterest income offsetting the actual servicing income of the underlying mortgage loans.Mortgage servicing rights are regularly evaluated for impairment based on the estimated fair value of those rights. The mortgage servicing rights are stratified by certain risk characteristics, primarily loan term and note rate. If impairment exists, a valuation allowance is established through a charge to income equal to the amount by which the carrying value exceeds the fair value.
Loan Commitments, Policy	Loan commitments are agreements to extend credit to a client absent any violation of conditions established in the commitment agreement. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client. The collateral held varies, but may include securities, real estate, inventory, plant or equipment.
Other Real Estate Owned Policy	Other real estate owned. OREO consists of properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activity that results in partial or total satisfaction of problem loans. OREO properties are recorded at fair value, less estimated disposal costs (net realizable value) establishing a new cost basis. Physical possession of residential real estate property collateralizing a consumer mortgage loan occurs when legal title is obtained upon completion of foreclosure or when the borrower conveys all interest in the property to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Losses arising at the time of acquisition of such properties are charged against the ACL. Management performs periodic valuations to assess the adequacy of recorded OREO balances and subsequent changes in the carrying value of OREO properties are recorded in the Consolidated Statements of Income. Improvements to OREO properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.
Affordable Housing Program Policy	Affordable housing projects. First Financial has investments in certain qualified affordable housing projects. These projects are indirect federal subsidies that provide tax incentives to encourage investment in the development, acquisition and rehabilitation of affordable rental housing, and allow investors to claim tax credits and other tax benefits (such as deductions from taxable income for operating losses) on their federal income tax returns. The principal risk associated with qualified affordable housing investments is the potential for noncompliance with the tax code requirements, such as failure to rent properties to qualified tenants, resulting in unavailability or recapture of the tax credits and other tax benefits. Investments in affordable housing projects are included in Accrued interest and other assets in the Consolidated Balance Sheets while any unfunded commitment is recorded with Accrued interest and other liabilities. These investments are accounted for under the proportional amortization method. Under the proportional amortization method, the initial cost of the investment is amortized in proportion to the tax credits and other benefits received and recognized as a component of Income tax expense in the Consolidated Statements of Income.
Investments in Historic Tax Credits [Policy Text Block]	Investments in historic tax credits. First Financial has noncontrolling financial investments in private investment funds and partnerships that finance the rehabilitation and re-use of historic buildings. These unconsolidated investments may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in historic tax credits are accounted for under the equity method of accounting and the Company’s recorded investment in these entities is carried in Accrued interest and other assets on the Consolidated Balance Sheets with any unfunded commitment recorded in Accrued interest and other liabilities. Impairment of these investments is recorded in Other noninterest expense, while the tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.
Renewable Energy Tax Credits Policy text block	Investments in renewable energy credits. First Financial has investments in renewable energy projects where it has noncontrolling interest which is not consolidated. This investment may generate a return through the realization of federal and state income tax credits, as well as other tax benefits, such as tax deductions from net operating losses of the investments over a period of time. Investments in renewable energy tax credits are accounted for under the equity method of accounting and are included in Accrued interest and other assets on the Consolidated Balance Sheets with any unfunded commitment recorded in Accrued interest and other liabilities. Impairment of these investments is recorded in Other noninterest expense, while the tax credits and other net tax benefits received are recognized as a component of income tax expense in the Consolidated Statements of Income.
Income Tax, Policy	Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable.
First Financial evaluates and assesses the relative risks and appropriate tax treatment of transactions after considering statutes, regulations, judicial precedent and other information, and maintains tax accruals consistent with its evaluation of these relative risks. Changes to the estimate of accrued taxes occur periodically due to changes in tax rates, interpretations of tax laws, the status of examinations being conducted by taxing authorities and changes to statutory, judicial and regulatory guidance that impact the relative risks of tax positions. These changes, when they occur, can affect deferred taxes and accrued taxes as well as the current period’s income tax expense and can be material to the Company's operating results.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recorded in Other noninterest expense in the Consolidated Statements of Income.

In establishing a provision for income tax expense, we must make judgments and interpretations about the application of complex tax laws as well as make estimates about when in the future certain items will affect taxable income. First Financial regularly reviews its tax positions and establishes reserves for income tax-related uncertainties based on estimates of whether it is more likely than not that the tax uncertainty would be sustained upon challenge by the appropriate tax authorities which would then result in additional taxes, penalties and interest due.  Reserves for uncertain tax positions, if any, are included in income tax expense in the Consolidated Financial Statements.

Pension and Other Postretirement Plans, Pensions, Policy	Pension. First Financial sponsors a non-contributory defined-benefit pension plan covering substantially all employees. Accounting for the pension plan involves material estimates regarding future plan obligations and investment returns on plan assets. Significant assumptions used in the pension plan include the discount rate, expected return on plan assets and the rate of compensation increase. First Financial determines the discount rate assumption using published corporate bond indices and the projected cash flows of the pension plan. First Financial also utilizes external surveys for industry comparisons to assess the discount rate for reasonableness. The expected long-term return on plan assets is determined based on the composition of plan assets, actual returns and economic forecasts, while the rate of compensation increase is compared to historical increases for plan participants. Changes in these assumptions can have a material impact on the amount of First Financial’s future pension obligations, on the funded status of the plan and on the Company's operating results
Derivatives, Policy
Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet.

The accounting for changes in the fair value of derivatives is based on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Client derivatives - First Financial utilizes matched interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets. Upon entering into an interest rate swap with a borrower, the Bank simultaneously enters into an offsetting swap agreement with an institutional counterparty, with substantially matching terms. These matched interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements.

First Financial's matched interest rate swaps qualify as derivatives, but are not designated as hedging instruments. The net interest receivable or payable on matched interest rate swaps is accrued and recognized as an adjustment to interest income.  The fair values of client derivatives are included within Accrued interest and other assets and Accrued interest and other liabilities in the Consolidated Balance Sheets.

Foreign exchange contracts - First Financial may enter into foreign exchange derivative contracts for the benefit of commercial customers to hedge their exposure to foreign currency fluctuations. Similar to the hedging of interest rate risk from interest rate derivative contracts, First Financial also enters into foreign exchange contracts with major financial institutions to economically hedge a substantial portion of the exposure from client driven foreign exchange activity. These derivatives are classified as free-standing instruments with the revaluation gain or loss recorded in Foreign exchange income in the Consolidated Statements of Income.
Credit derivatives - In conjunction with participating interests in commercial loans, First Financial periodically enters into risk participation agreements with counterparties whereby First Financial assumes a portion of the credit exposure associated with an interest rate swap on the participated loan in exchange for a fee. Under these agreements, First Financial will make payments to the counterparty if the loan customer defaults on its obligation to perform under the interest rate swap contract with the counterparty. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other liabilities.

Mortgage derivatives - First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loan is intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and Loans held for sale. The fair value of these agreements is recorded in the Consolidated Balance Sheets in Accrued interest and other assets.

Share-based Compensation, Option and Incentive Plans Policy	Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards and options to purchase the Company’s common stock. Restricted stock award grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, canceled or expire, First Financial may be required to recognize an adjustment to tax expense.
Earnings Per Share, Policy	Earnings per share. Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents, which consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock-based compensation plans and the assumed conversion of common stock warrants, are calculated using the treasury stock method.
Segment Reporting, Policy	Segments and related information. While the Company monitors the operating results of its six lines of business, operations are managed and financial performance is evaluated on a consolidated basis. Accordingly, and consistent with prior years, all of the Company's operations are considered by management to be aggregated in one reportable operating segment.
Off-Balance-Sheet Credit Exposure, Policy	Letters of credit are conditional commitments issued by First Financial to guarantee the performance of a client to a third party. First Financial’s letters of credit consist of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services. The risk to First Financial arises from its obligation to make payment in the event of the client's contractual default to produce the contracted good or service to a third party.
Loans and Leases Receivable, Past Due Status, Policy [Policy Text Block]	Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.
Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy	Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if none of the principal and interest is due and unpaid, and the Bank expects repayment of the remaining contractual principal and interest.
Troubled Debt Restructuring [Policy Text Block]	Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, bankruptcies, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.
Impaired Financing Receivable, Policy	Loans classified as nonaccrual and loans modified as TDRs are considered nonperforming.
Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy	OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, that result in partial or total satisfaction of problem loans.
Fair Value of Financial Instruments, Policy
The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value on a recurring or nonrecurring basis.

Investment securities. Investment securities classified as available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods previously described are considered Level 3.

First Financial utilizes values provided by third-party pricing vendors to price the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.  First Financial’s pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, historical prices and other independent pricing services.  Further, the Company periodically validates the fair value of a sample of securities in the portfolio by comparing the fair values to prices from other independent sources for the same or similar securities.  First Financial analyzes unusual or significant variances, conducts additional research with the pricing vendor, and if necessary, takes appropriate action based on its findings.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

Loans held for sale. The fair value of the Company’s residential mortgage loans held for sale is determined on a recurring basis based on quoted prices for similar loans in active markets, and therefore, is classified as Level 2 in the fair value hierarchy.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps and foreign exchange contracts at the reporting date, using primarily observable market inputs such as interest rate yield curves and currency exchange rates, which represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes an internally-developed model to value the credit risk component of derivative assets and liabilities, which is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

Collateral dependent loans. Collateral dependent loans carried at fair value have been partially charged-off or receive specific allocations of the allowance for credit losses. For collateral dependent loans, fair value is generally based on real estate appraisals, a calculation of enterprise value or a valuation of business assets including equipment, inventory and accounts receivable. These loans had a principal amount of $11.9 million and $28.8 million at December 31, 2022 and December 31, 2021, respectively, with a valuation allowance of $3.7 million and $9.7 million at December 31, 2022 and December 31, 2021, respectively.

The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and the client’s business, resulting in a Level 3 fair value classification. Collateral dependent loans are evaluated on a quarterly basis for additional write-downs and are adjusted accordingly.

Enterprise value is defined as imputed value for the entire underlying business. To determine an appropriate range of enterprise value, FFB relies on a standardized set of valuation methodologies that take into account future projected cash flows, market based multiples as well as asset values. Valuations involve both quantitative and qualitative considerations and professional judgments concerning differences in financial and operating characteristics in addition to other factors that may impact values over time (Level 3).

The value of business equipment is based on an outside appraisal, if deemed significant, or the net book value on the applicable borrower financial statements.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).

The fair value of collateral dependent loans is measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income.

OREO. Assets acquired through loan foreclosure are recorded at fair value less costs to sell, with any difference between the fair value of the property and the carrying value of the loan recorded as a charge-off establishing a new cost basis. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in noninterest expense. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value differs from the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. The Company classifies OREO in level 3 of the fair value hierarchy.

Other Contract-Mortgage
Derivatives, Methods of Accounting, Hedging Derivatives	First Financial enters into IRLCs and forward commitments for the future delivery of mortgage loans to third party investors, which are considered derivatives. When borrowers secure an IRLC with First Financial and the loans are intended to be sold, First Financial will enter into forward commitments for the future delivery of the loans to third party investors in order to hedge against the effect of changes in interest rates impacting IRLCs and and loans held for sale.
Credit Risk
Derivatives, Methods of Accounting, Hedging Derivatives	First Financial manages this market value credit risk through counterparty credit policies including a review of total derivative notional position to total assets, total credit exposure to total capital and counterparty credit exposure risk
Fair Value Hedges
Derivatives, Methods of Accounting, Hedging Derivatives	First Financial utilizes interest rate swaps as a means to offer commercial borrowers fixed rate funding while providing the Company with floating rate assets.